UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

AIM CAPITAL APPRECIATION PORTFOLIO

SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

FORM N-Q

JULY 31, 2004

AIM CAPITAL APPRECIATION PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 97.3%
CONSUMER DISCRETIONARY — 21.4%
Automobiles — 0.5%
17,200	Harley-Davidson, Inc.	$1,029,764
Hotels, Restaurants & Leisure — 2.2%
25,800	Carnival Corp.	1,202,538
34,400	McDonald’s Corp.	946,000
25,900	MGM MIRAGE *	1,143,485
17,700	Royal Caribbean Cruises Ltd. #	756,675
25,800	Starwood Hotels & Resorts Worldwide, Inc.	1,161,000
		5,209,698
Internet & Catalog Retail - 0.9%
28,000	eBay Inc.+	2,193,240
Media — 6.2%
103,200	Clear Channel Communications, Inc.	3,684,240
40,000	Dex Media, Inc.* #	770,400
17,200	Gannett Co., Inc.	1,430,008
103,300	Lamar Advertising Co., Class A Shares*	4,153,693
73,650	Univision Communications Inc., Class A Shares*	2,133,640
68,900	Viacom Inc., Class B Shares	2,314,351
		14,486,332
Multiline Retail — 2.8%
43,100	J.C. Penney Co., Inc.	1,724,000
34,400	Nordstrom, Inc.	1,510,160
60,300	Wal-Mart Stores, Inc.	3,196,503
		6,430,663
Specialty Retail — 8.2%
69,400	Bed Bath and Beyond Inc.*	2,456,066
25,800	Best Buy Co., Inc.	1,242,528
60,500	CDW Corp.	3,890,150
27,600	Chico’s FAS, Inc.*	1,155,612
103,300	The Gap, Inc.	2,344,910
23,700	Lowe’s Cos., Inc.	1,154,664
120,600	Staples, Inc.	3,482,928
52,000	The TJX Cos., Inc.	1,220,440
25,800	Tiffany & Co.	922,350
43,100	Williams-Sonoma, Inc.*	1,400,319
		19,269,967
Textiles & Apparel — 0.6%
34,400	Coach, Inc.*	1,471,976
	TOTAL CONSUMER DISCRETIONARY	50,091,640
CONSUMER STAPLES — 3.2%
Food & Drug Retailing — 1.5%
36,500	Sysco Corp.	1,257,425
34,900	Walgreen Co.	1,270,360
11,900	Whole Foods Market, Inc.	979,608
		3,507,393

See Notes to Schedules of Investments.

AIM CAPITAL APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Household Products — 1.0%
43,400	The Procter & Gamble Co.	$2,263,310
Personal Products — 0.7%
43,100	The Gillette Co.	1,680,038
	TOTAL CONSUMER STAPLES	7,450,741
ENERGY — 3.5%
Energy Equipment & Services - 1.6%
30,000	BJ Services Co.	1,489,800
42,000	ENSCO International Inc.	1,264,620
21,500	Weatherford International Ltd.*	1,005,770
		3,760,190
Oil & Gas — 1.9%
17,200	Apache Corp.	800,316
24,100	Devon Energy Corp.	1,674,709
22,400	Exxon Mobil Corp.	1,037,120
27,600	XTO Energy, Inc.	825,240
		4,337,385
	TOTAL ENERGY	8,097,575
FINANCIALS — 7.8%
Banks — 0.9%
17,200	Bank of America Corp.	1,462,172
17,200	Northern Trust Corp.	690,236
		2,152,408
Diversified Financials — 5.0%
60,000	American Express Co.	3,015,000
8,800	The Goldman Sachs Group, Inc.	776,072
51,700	JPMorgan Chase & Co.	1,929,961
120,600	MBNA Corp.	2,977,614
17,400	Merrill Lynch & Co., Inc.	865,128
17,500	Morgan Stanley	863,275
34,400	SLM Corp.	1,304,448
		11,731,498
Insurance — 1.9%
16,500	AFLAC, Inc.	654,060
34,400	American International Group, Inc.	2,430,360
62,000	Genworth Financial Inc., Class A Shares*	1,409,880
		4,494,300
	TOTAL FINANCIALS	18,378,206
HEALTHCARE — 17.9%
Biotechnology — 1.7%
25,700	Amgen Inc.*	1,461,816
20,700	Biogen Idec Inc.*	1,242,000
18,800	Gilead Sciences, Inc.*	1,215,232
		3,919,048
Healthcare Equipment & Supplies — 6.2%
8,500	Alcon, Inc.	651,100
27,100	Becton Dickinson & Co.	1,279,933
121,800	Biomet, Inc.	5,357,982

See Notes to Schedules of Investments

AIM CAPITAL APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Healthcare Equipment & Supplies — 6.2% (continued)
17,800	Boston Scientific Corp.*	$681,028
22,800	C.R. Bard, Inc.	1,258,560
14,800	Guidant Corp.	818,736
28,100	Medtronic, Inc.	1,395,727
17,200	St. Jude Medical, Inc.*	1,171,836
23,900	Zimmer Holdings, Inc.*	1,823,809
		14,438,711
Healthcare Providers & Services — 3.7%
15,600	Aetna Inc.	1,338,480
141,523	Caremark Rx, Inc.*	4,316,452
20,700	UnitedHealth Group Inc.	1,302,030
17,100	WellPoint Health Networks, Inc.*	1,728,810
		8,685,772
Pharmaceuticals — 6.3%
19,800	Eli Lilly & Co.	1,261,656
49,100	Johnson & Johnson	2,713,757
45,900	Medicis Pharmaceutical Corp., Class A Shares #	1,641,843
146,400	Pfizer Inc.	4,678,944
154,600	Teva Pharmaceutical Industries Ltd., Sponsored ADR #	4,576,160
		14,872,360
	TOTAL HEALTHCARE	41,915,891
INDUSTRIALS — 14.7%
Air Freight & Couriers - 0.3%
17,200	Expeditors International of Washington, Inc.	798,252
Airlines — 0.6%
103,900	Southwest Airlines Co.	1,503,433
Commercial Services & Supplies — 5.3%
31,000	Apollo Group, Inc., Class A Shares*	2,590,050
25,800	Automatic Data Processing, Inc.	1,083,084
25,800	Cintas Corp.	1,082,568
94,700	Fiserv, Inc.*	3,244,422
38,100	Paychex, Inc.	1,170,051
120,600	Robert Half International Inc.	3,355,092
		12,525,267
Electrical Equipment — 0.6%
34,400	Rockwell Automation, Inc.	1,286,904
Industrial Conglomerates — 2.6%
15,500	3M Co.	1,276,580
51,700	General Electric Co.	1,719,025
43,100	Honeywell International, Inc.	1,620,991
43,100	Tyco International Ltd.	1,336,100
		5,952,696
Machinery — 5.3%
25,800	Caterpillar Inc.	1,896,042
34,400	Danaher Corp.	1,742,360
37,900	Deere & Co.	2,380,499
17,200	Eaton Corp.	1,111,808

See Notes to Schedules of Investments.

AIM CAPITAL APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Machinery — 5.3% (continued)
17,200	Illinois Tool Works, Inc.	$1,556,944
37,900	Ingersoll-Rand Co., Class A Shares	2,603,351
20,700	Parker Hannifin Corp.	1,187,766
		12,478,770
	TOTAL INDUSTRIALS	34,545,322
INFORMATION TECHNOLOGY — 25.3%
Communications Equipment — 5.2%
51,700	Avaya Inc.*	757,405
258,300	Cisco Systems, Inc.*	5,388,138
68,900	Comverse Technology, Inc.*	1,175,434
172,200	Corning, Inc.*	2,128,392
68,900	Juniper Networks, Inc.*#	1,581,944
17,200	QUALCOMM Inc.	1,188,176
		12,219,489
Computers & Peripherals — 2.7%
51,700	Apple Computer, Inc.*	1,671,978
129,200	Dell Inc.*	4,582,724
		6,254,702
Electronic Equipment & Instruments — 1.6%
68,900	Agilent Technologies, Inc.*	1,640,509
27,600	Molex Inc.	799,296
29,300	Waters Corp.*	1,285,684
		3,725,489
Internet Software & Services — 1.5%
111,900	Yahoo! Inc.*	3,446,520
IT Consulting & Services — 0.5%
51,700	Accenture Ltd., Class A Shares*	1,273,371
Semiconductor Equipment & Products — 8.3%
94,700	Analog Devices, Inc.	3,759,590
54,500	Applied Materials, Inc.*	924,865
103,300	Freescale Semiconductor Inc., Class A Shares*	1,451,365
25,500	KLA-Tencor Corp.*	1,050,855
61,200	Lam Research Corp.*	1,459,620
68,900	Linear Technology Corp.	2,693,990
34,400	Maxim Integrated Products, Inc.	1,654,640
174,643	Microchip Technology Inc.	5,059,408
105,478	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR #	751,003
34,400	Teradyne, Inc.*	588,240
		19,393,576
Software — 5.5%
51,700	Autodesk, Inc.	2,078,340
16,700	Citrix Systems, Inc.*	294,254
17,200	Mercury Interactive Corp.*	628,832
244,600	Microsoft Corp.	6,961,316
152,900	Oracle Corp.*	1,606,979
27,600	Symantec Corp.*	1,290,576
		12,860,297
	TOTAL INFORMATION TECHNOLOGY	59,173,444

See Notes to Schedules of Investments.

AIM CAPITAL APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
MATERIALS — 2.5%
Chemicals — 1.8%
16,400	Air Products & Chemicals, Inc.*	$848,700
27,600	Ecolab Inc.	841,800
24,100	Monsanto Co.	873,866
20,800	Praxair, Inc.	820,560
21,100	Rohm and Haas Co.	827,120
		4,212,046
Metals & Mining — 0.7%
10,600	Nucor Corp.	886,690
10,300	Phelps Dodge Corp.	802,782
		1,689,472
	TOTAL MATERIALS	5,901,518
TELECOMMUNICATION SERVICES — 1.0%
Wireless Telecommunication Services — 1.0%
45,400	Nextel Communications, Inc., Class A Shares*	1,033,304
619,900	Vodafone Group PLC	1,344,773
	TOTAL TELECOMMUNICATION SERVICES	2,378,077
	TOTAL COMMON STOCK (Cost — $208,770,120)	227,932,414

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 2.7%
$6,273,000	State Street Bank & Trust Co. dated 7/30/04, 1.250% due 8/2/04; Proceeds at maturity — $6,273,653; (Fully collateralized by U.S. Treasury Bonds, 5.250% to 6.125% due 11/15/28 to 8/15/29; Market value — $6,402,838) (Cost — $6,273,000)	6,273,000
	TOTAL INVESTMENTS — 100.0% (Cost — $215,043,120**)	$234,205,414
LOANED SECURITIES COLLATERAL
8,654,316	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $8,654,316)	$8,654,316
*	Non-income producing security.
#	All or a portion of this security is on loan (Note 2).
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt.

See Notes to Schedules of Investments.

SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 99.1%
CONSUMER DISCRETIONARY — 17.4%
Internet & Catalog Retail — 4.9%
495,300	Amazon.com, Inc.*	$19,277,076
Media — 8.7%
908,320	Time Warner Inc.*	15,123,528
272,500	Viacom Inc., Class B Shares	9,153,275
433,915	The Walt Disney Co.	10,019,097
		34,295,900
Specialty Retail — 3.8%
445,950	The Home Depot, Inc.	15,037,434
	TOTAL CONSUMER DISCRETIONARY	68,610,410

CONSUMER STAPLES — 10.2%
Beverages — 3.2%
288,790	The Coca-Cola Co.	12,666,330
Food Products — 2.7%
173,140	Wm. Wrigley Jr. Co.	10,457,656
Personal Products — 4.3%
437,795	The Gillette Co.	17,065,249
	TOTAL CONSUMER STAPLES	40,189,235

FINANCIALS — 13.9%
Diversified Financials — 6.0%
272,530	Merrill Lynch & Co., Inc	13,550,192
206,670	Morgan Stanley	10,195,031
		23,745,223
Insurance — 7.9%
181,956	American International Group, Inc.	12,855,192
211	Berkshire Hathaway Inc., Class A Shares*	18,409,750
		31,264,942
	TOTAL FINANCIALS	55,010,165

HEALTHCARE — 22.7%
Biotechnology — 11.5%
264,680	Amgen Inc.*	15,054,998
239,850	Biogen Idec Inc*	14,391,000
330,300	Genentech, Inc.*	16,079,004
		45,525,002
Pharmaceuticals — 11.2%
167,750	Eli Lilly and Co.	10,689,030
201,570	Johnson & Johnson	11,140,774
206,440	Merck & Co. Inc.	9,362,054
412,770	Pfizer Inc.	13,192,129
		44,383,987

	TOTAL HEALTHCARE	89,908,989

See Notes to Schedules of Investments.

SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
INDUSTRIALS — 2.8%
Industrial Conglomerates — 2.8%
330,620	General Electric Co.	$10,993,115
INFORMATION TECHNOLOGY — 32.1%
Communications Equipment — 9.9%
1,015,900	CIENA Corp.*	2,864,838
513,008	Cisco Systems, Inc.*	10,701,347
396,400	Juniper Networks, Inc.*	9,101,344
1,345,000	Lucent Technologies Inc.*	4,102,250
767,680	Motorola, Inc.	12,229,142
		38,998,921
Computers & Peripherals — 3.9%
429,100	Dell Inc.*	15,220,177
Internet Software & Services — 3.1%
453,700	IAC/InterActiveCorp*	12,386,010
Semiconductor Equipment & Products — 9.3%
627,600	Intel Corp.	15,300,888
594,660	Texas Instruments Inc.	12,684,098
302,480	Xilinx, Inc.	8,901,986
		36,886,972
Software — 5.9%
495,500	Microsoft Corp.	14,101,930
83,000	Red Hat, Inc.*	1,420,960
413,000	VERITAS Software Corp.*	7,871,780
		23,394,670
	TOTAL INFORMATION TECHNOLOGY	126,886,750
	TOTAL COMMON STOCK (Cost — $356,012,060)	391,598,664

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 0.9%
$3,516,000	UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $3,516,396; (Fully collateralized by various U.S. Government Agency Obligations and International Bank for Reconstruction and Development Notes, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $3,586,340) (Cost — $3,516,000)	3,516,000
	TOTAL INVESTMENTS — 100.0% (Cost — $359,528,060**)	$395,114,664
*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to the Schedules of Investments (unaudited)

1.	Significant Accounting Policies

The AIM Capital Appreciation Portfolio (“AIMCAP”) and Smith Barney Large Capitalization Growth Portfolio (“SBLCG”) (“Fund(s)”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities traded in the over-the counter market and listed securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (e) the accounting records of each Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded; and (f) net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

2.	Lending of Portfolio Securities

Each Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Funds maintain exposure for the risk of any losses in the investment of amount received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Notes to the Schedules of Investments (unaudited) (continued)

At July 31, 2004, AIMCAP loaned securities having a market value of $8,468,539 and received cash collateral amounting to $8,654,316, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

At July 31, 2004, SBLCG did not have any securities on loan.

3.	Repurchase Agreements

When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date	September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup Chief Administrative Officer

Date	September 27, 2004